united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

Redwood Managed Volatility Portfolio

Advised by Redwood Investment Management, LLC

Annual Report

December 31, 2019

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors are reminded to read the prospectus carefully before investing in the Portfolio.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Dear Shareholder,

Redwood Managed Volatility Portfolio (I): 9.34%*

*	From January 1, 201 9 through December 31, 201 9

Source: Gemini Fund Services.

During the Fund’s fiscal year, the Federal Reserve cut interest rates and yields subsequently fell. The U.S. 10-Year Treasury Bond Yield fell from a peak of 3.24% (11/8/18, Source: Bloomberg) to a low of 1.46% (9/3/19, Source: Bloomberg). The Bloomberg Barclays Aggregate Bond Index subsequent posted strong performance for the period as long duration instruments benefited, despite the equity rally that have historically caused yields to rise as investors have more risk appetite.

The Redwood Managed Volatility Portfolio (“Portfolio”) posted gains of 9.34%. The Fund’s performance was mainly driven by two factors. First, a volatile environment caused risk markets selling off aggressively during Q4 of 2018 (10/1/18-12/31/18). Utilizing our quantitative risk-management process, the Fund sold risk-assets and moved predominantly into a defensive position. However, due to the same risk discipline, risk-assets were not reinvested until mid-January of 2019. The Fund in 2019 derived most of its total return from investing in high-yield corporate bond exposure for the majority of the year.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. With that said, it is perplexing that investors tend to focus narrowly on single point returns, such as year-to-date numbers of indices that have terminal point biases to buy or sell investments. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

The views in this report are those of the Fund’s management. This report contains certain forward looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3146-NLD-1/28/2020

Redwood Managed Volatility Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Portfolio’s performance figures* for the periods ended December 31, 2019, compared to its benchmark:

			Since Inception	Since Inception
	One Year	Three Year	Class N	Class I
Class N (a)	8.83%	4.31%	3.26%	N/A
Class I (b)	9.34%	4.80%	N/A	4.15%
BofA Merrill Lynch U.S. 3-5 Year Treasury Index (c)	5.21%	2.52%	1.92%	1.79%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded net asset value on December 31, 2019 for Class N and Class I. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, before expense waivers, are 3.02% and 2.52% for Class N shares and Class I shares, respectively, per the April 30, 2019 prospectus. Redwood Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the Portfolio’s fees and/or to make payments to limit Portfolio expenses until at least May 1, 2020, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Portfolio do not exceed 1.99% and 1.49% for Class N and Class I shares, respectively. This agreement may be terminated by the Portfolio’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Portfolio Class N commenced operations on October 20, 2014.

(b)	Redwood Managed Volatility Portfolio Class I commenced operations on January 15, 2015.

(c)	BofA Merrill Lynch U.S. 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS (Unaudited)
December 31, 2019
Percent of
Net Assets
Mutual Funds	90.1%
Cash, Other Assets Less Liabilities	9.9%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Portfolio’s holdings.

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2019

Shares		Fair Value

	MUTUAL FUNDS - 90.1%
	DEBT FUNDS - 90.1%
579,025	BlackRock High Yield Bond Portfolio - Class I	$4,499,028
321,689	Janus Henderson High-Yield Fund - Class I	2,734,360
127,127	Metropolitan West High Yield Bond Fund - Class I	1,262,373
364,866	PIMCO High Yield Fund - Institutional Class	3,298,387
429,566	Principal High Yield Fund - Institutional Class	3,084,287
481,640	Vanguard High-Yield Corporate Fund - Investor Class	2,870,572
	TOTAL MUTUAL FUNDS (Cost - $16,989,368)	17,749,007

	TOTAL INVESTMENTS - 90.1% (Cost - $16,989,368)	$17,749,007
	CASH AND OTHER ASSETS LESS LIABILITIES - 9.9%	1,944,269
	NET ASSETS - 100.0%	$19,693,276

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investment securities:
At cost	$16,989,368
At fair value	$17,749,007
Cash	1,979,476
Receivable for Portfolio shares sold	9,519
Dividends and interest receivable	1,180
Prepaid expenses	1,035
TOTAL ASSETS	19,740,217

LIABILITIES
Payable for Portfolio shares redeemed	5,078
Investment advisory fees payable	1,187
Distribution (12b-1) fees payable - Class N	2,425
Payable to related parties	5,592
Accrued expenses and other liabilities	32,659
TOTAL LIABILITIES	46,941
NET ASSETS	$19,693,276

Class N Shares:
Net Assets	$5,731,464
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	593,991
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$9.65

Class I Shares:
Net Assets	$13,961,812
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,442,494
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$9.68

Net Assets Consist of:
Paid-in-Capital	$19,568,613
Accumulated Earnings	124,663
Net Assets	$19,693,276

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends	$952,865
Interest	18,166
TOTAL INVESTMENT INCOME	971,031

EXPENSES
Investment advisory fees	236,237
Distribution (12b-1) fees - Class N	43,026
Legal fees	35,219
Audit fees	23,377
Third party administration fees	23,053
Administrative services fees	20,783
Accounting services fees	20,103
Trustees’ fees and expenses	17,052
Custodian fees	9,137
Compliance officer fees	7,808
Printing and postage expenses	7,152
Transfer agent fees	5,213
Insurance fees	2,875
Other expenses	1,518
TOTAL EXPENSES	452,553
Less: Fees waived by the Advisor	(127,952)
NET EXPENSES	324,601

NET INVESTMENT INCOME	646,430

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	214,684
Net change in unrealized appreciation on investments	779,748

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	994,432

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,640,862

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018

FROM OPERATIONS
Net investment income	$646,430	$510,799
Net realized gain (loss) on investments	214,684	(1,117,526)
Net change in unrealized appreciation (depreciation) of investments	779,748	(59,412)
Net increase (decrease) in net assets resulting from operations	1,640,862	(666,139)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class N	(71,339)	(1,419,371)
Class I	(264,885)	(728,069)
Net decrease in net assets from distributions to shareholders	(336,224)	(2,147,440)

FROM SHARES OF BENEFICIAL INTEREST
Class N:
Proceeds from shares sold	807,107	3,540,181
Net asset value of shares issued in reinvestment of distributions	71,339	1,419,371
Cost of shares redeemed	(7,824,687)	(8,544,397)
Net decrease in net assets from shares of beneficial interest	(6,946,241)	(3,584,845)
Class I:
Proceeds from shares sold	11,312,212	2,621,511
Net asset value of shares issued in reinvestment of distributions	264,885	728,069
Cost of shares redeemed	(4,522,176)	(7,438,534)
Net increase (decrease) in net assets from shares of beneficial interest	7,054,921	(4,088,954)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	1,413,318	(10,487,378)

NET ASSETS
Beginning of Year	18,279,958	28,767,336
End of Year	$19,693,276	$18,279,958

SHARE ACTIVITY
Class N:
Shares Sold	86,535	344,788
Shares Reinvested	7,501	158,059
Shares Redeemed	(834,149)	(847,420)
Net decrease in shares of beneficial interest outstanding	(740,113)	(344,573)

Class I:
Shares Sold	1,185,812	250,706
Shares Reinvested	27,795	80,629
Shares Redeemed	(469,032)	(719,543)
Net increase (decrease) in shares of beneficial interest outstanding	744,575	(388,208)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class N
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each year presented.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net Asset Value, Beginning of Year	$8.98	$10.37	$10.31	$9.29	$9.87
Increase (Decrease) From Operations:
Net investment income (a)	0.30	0.20	0.26	0.27	0.09
Net gain (loss) from investments (both realized and unrealized)	0.49	(0.49)	0.50	0.85	(0.67)
Total from operations	0.79	(0.29)	0.76	1.12	(0.58)

Less Distributions:
From net investment income	(0.12)	(1.10)	(0.70)	(0.10)	—
Total Distributions	(0.12)	(1.10)	(0.70)	(0.10)	—

Net Asset Value, End of Year	$9.65	$8.98	$10.37	$10.31	$9.29

Total Return (b)	8.83%	(2.87)%	7.48%	12.07%	(5.88)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$5,731	$11,977	$17,412	$18,665	$5,072

Ratio of gross expenses to average net assets (c,d)	2.74%	2.42%	2.06%	2.15%	2.40%
Ratio of net expenses to average net assets (c)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets (c,e)	3.19%	1.99%	2.45%	2.70%	0.87%
Portfolio turnover rate	35%	15%	20%	156%	629%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns do not reflect the fees and expenses of any separate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(c)	Does not include expenses of other investment companies in which the Portfolio invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout the period presented.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 *

Net Asset Value, Beginning of Period	$9.03	$10.45	$10.38	$9.33	$9.89
Increase (Decrease) From Operations:
Net investment income (a)	0.34	0.27	0.32	0.25	0.16
Net gain (loss) from investments (both realized and unrealized)	0.50	(0.51)	0.49	0.92	(0.71)
Total from operations	0.84	(0.24)	0.81	1.17	(0.55)

Less Distributions:
From net investment income	(0.19)	(1.18)	(0.74)	(0.12)	(0.01)
Total Distributions	(0.19)	(1.18)	(0.74)	(0.12)	(0.01)

Net Asset Value, End of Period	$9.68	$9.03	$10.45	$10.38	$9.33

Total Return (b)	9.34%	(2.41)%	7.99%	12.57%	(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,962	$6,303	$11,355	$12,442	$19,151

Ratio of gross expenses to average net assets (c,d)	2.24%	1.92%	1.57%	1.66%	1.84	% (f)
Ratio of net expenses to average net assets (c)	1.49%	1.49%	1.49%	1.49%	1.49	% (f)
Ratio of net investment income to average net assets (c,e)	3.61%	2.60%	2.95%	2.56%	1.74	% (f)
Portfolio turnover rate	35%	15%	20%	156%	629	% (g)

*	Class I commenced operations on January 15, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns do not reflect the fees and expenses of any separate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Portfolio invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.	ORGANIZATION

Redwood Managed Volatility Portfolio (the “Portfolio”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Portfolio commenced investment operations on October 20, 2014. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss.

The Portfolio offers Class N and Class I shares. Class N shares commenced operations October 20, 2014 and Class I Shares commenced operations January 15, 2015. All classes are sold at net asset value (“NAV”). Each share class represents an interest in the same assets of the Portfolio and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Portfolio’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Portfolio may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Portfolio will not change. As of December 31, 2019 the Portfolio did not hold any closed-end investment companies.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Portfolio’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2019 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$17,749,007	$—	$—	$17,749,007
Total Assets	$17,749,007	$—	$—	$17,749,007

The Portfolio did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Federal Income Taxes – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2016-2018) or expected to be taken in the Portfolio’s 2019 tax return. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2019, amounted to $22,452,350 and $5,776,235 respectively.

The Portfolio’s investments in financial instruments and derivatives expose it to various risks certain of which are discussed below. Please refer to the Portfolio’s prospectus and statement of additional information for a full listing of risks associated with the Portfolio’s investments which include but are not limited to active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty credit risk, credit risk, credit default swap risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities risk, investment companies and ETFs risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market risk, market events risk, model risk, money market instrument risk, rules-based strategy risk, swap risk, swaptions risk, underlying fund risk, U.S. Government securities risk and valuation risk.

Asset Allocation Risk – Asset allocation risk is the risk that the selection by a manager of a fund in which the Portfolio invests and the allocation of the Portfolio’s assets among the various asset classes and market segments will cause the Portfolio to underperform other funds with similar investment objectives. The Portfolio’s investment in any one fund or asset class may exceed 25% of the Portfolio’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

High-Yield Fixed Income Securities Risk – Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the liquidity and value of these securities. If the issuer of a security is in default with respect to interest or principal payments, the underlying investment company or ETF could lose its entire investment. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending on a number of factors and may adversely affect the Portfolio’s performance.

Investment Companies and ETF Risk – When the Portfolio invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Portfolio also will incur brokerage costs when it purchases and sells ETFs.

Managed Volatility Strategy Risk – Securities purchased by the Portfolio may exhibit higher price volatility than anticipated and the Portfolio may not be less volatile than the market as a whole. In addition, there is no guarantee that the Advisor’s managed volatility strategy will consistently minimize market impact. While the Advisor’s managed volatility strategy may limit the Portfolio’s downside risk over time, the Portfolio also may experience lesser gains in a rising market. The Portfolio is not required to engage in trades that manage volatility and may not choose to do so.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

Market Risk – Overall market risk may affect the value of individual instruments in which the Portfolio invests. Factors such as domestic and foreign economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

Mutual Fund Risk – Mutual funds are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. The Portfolio is subject to specific risks, depending on investment strategy.

Swap Agreements – The Portfolio is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The basket swaps are valued at the difference between the fair value of the referenced securities in the basket less the notional value of the contract. The Portfolio did not hold swaps during the year ended December 31, 2019.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2019, the Advisor earned management fees of $236,237.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio (The “Waiver Agreement”), until at least May 1, 2020, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest, or extraordinary expenses such as litigation) will not exceed 1.99% and 1.49% of the Portfolio’s average daily net assets for Class N and Class I shares, respectively. This agreement may be terminated by the Portfolio’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than 1.99% or 1.49% of average underlying daily net assets attributable to Class N shares or Class I shares, respectively, the Advisor shall be entitled to be reimbursed by the Portfolio for such waived fees or reimbursed expenses, provided that such reimbursement does not cause the Portfolio’s expenses to exceed 1.99% and 1.49% of average daily net assets for Class N and Class I shares, respectively. If Portfolio operating expenses attributable to Class N or Class I shares subsequently exceed 1.99% or 1.49%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended December 31,2019, the Advisor reimbursed $127,952 in expenses to the Portfolio. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture are $241,868 and the amounts will expire as follows: on December 31, 2020 - $35,551, December 31, 2021 – $78,365, and December 31, 2022 - $127,952.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets for Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor. During the year ended December 31, 2019, Class N paid $43,026 in distribution fees.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class N and Class I shares. No underwriting commissions were paid during the year ended December 31, 2019.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, was as follows:

Cost for Federal Tax purposes	$16,989,368

Unrealized Appreciation	759,643
Unrealized Depreciation	(4)
Tax Net Unrealized Appreciation	$759,639

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2019

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the fiscal years ended December 31, 2019 and December 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2019	December 31, 2018
Ordinary Income	$336,224	$2,147,440
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$336,224	$2,147,440

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$664,880	$—	$—	$(1,299,856)	$—	$759,639	$124,663

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2019, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$411,896	$887,960	$1,299,856	$195,193

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of December 31, 2019, Jefferson National Life Insurance Co. held approximately 93.8% of the voting securities of the Portfolio.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GRANT THORNTON LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103		REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

D	+1 215 561 4200
F	+1 215 561 1066

Board of Trustees of the Two Roads Shared Trust and Shareholders of Redwood Managed Volatility Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Redwood Managed Volatility Portfolio, (a fund in the Two Roads Shared Trust) (the “Fund”) as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2019, and the financial highlights for each of the four years in the period ended December 31, 2019, and the related notes (collectively referred to as the “financial statements”). The accompanying financial highlights for the year ended December 31, 2015 were audited by other auditors whose report thereon dated February 19, 2016 expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019, and its financial highlights for each of the four years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

GT.COM		Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

Philadelphia, Pennsylvania
February 25, 2020

Redwood Managed Volatility Portfolio
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

As a shareholder of Redwood Managed Volatility Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual *	7/1/19	12/31/19	7/1/19-12/31/19	7/1/19-12/31/19
Class I	$ 1,000.00	$ 1,031.70	$ 7.63	1.49%
Class N	1,000.00	1,028.70	10.18	1.99%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	7/1/19	12/31/19	7/1/19-12/31/19	7/1/19-12/31/19
Class I	$ 1,000.00	$ 1,017.69	$ 7.58	1.49%
Class N	1,000.00	1,015.17	10.11	1.99%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2019

Approval of Advisory Agreement

Redwood Managed Volatility Portfolio

At a meeting held on June 18-19, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shares Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Portfolio(“Redwood MV Portfolio”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Redwood MV Portfolio by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Redwood MV Portfolio’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Redwood MV Portfolio as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust on behalf of the Redwood MV Portfolio, including the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of Redwood; an overview of the personnel that perform advisory, compliance and operational services for the Redwood MV Portfolio, including any changes in key personnel; Redwood’s compliance policies and procedures, including its business continuity policy and information systems security policy and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

is defined in Rule 17j-1 under the Investment Company Act of 1940, as amended, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Redwood MV Portfolio as compared to other mutual funds with similar investment strategies.

In reaching its conclusions with respect to the nature and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered that Redwood’s employees have extensive asset management, risk management, operations and compliance experience. The Board considered that Redwood continued to employ quantitative and tactical investment strategies in the Redwood MV Portfolio that require a level of sophistication to execute and that there have been no significant changes in Redwood’s investment strategies other than the expansion to manage additional strategies and accounts. The Board noted that Redwood allocated appropriate resources and staff to operate its compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, that Redwood’s risk management and associated policies appeared to be operating effectively and that Redwood identified and monitored risks. The Board also considered Redwood’s brokerage practices and the experience and tenure of key personnel, noting the qualifications of the professional staff and that Redwood had added additional staffing as the firm continued to grow. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by Redwood to the Redwood MV Portfolio were satisfactory and reliable.

Performance.

The Board next considered the Redwood MV Portfolio’s performance. Among other performance data, the Board reviewed Redwood MV Portfolio’s performance for the one-year and three-year periods ended March 31, 2019 as compared to the Redwood MV Portfolio’s benchmark index and against the performance of a group of peer funds (the “Redwood MV Portfolio Peer Group”) provided by Broadridge. The Board considered that the Redwood MV Portfolio had outperformed the median of each of the Redwood MV Portfolio Peer Group and the Redwood MV Portfolio’s primary benchmark for the three-year period and slightly underperformed its benchmark but outperformed the Redwood MV Portfolio Peer Group for the one-year period.

The Board also took into account management’s discussion of the Redwood MV Portfolio’s performance and considered the Morningstar category in which the Redwood MV Portfolio had been placed, noting the differences between the Redwood MV Portfolio’s investment strategies and the investment strategies of other funds in the Redwood MV Portfolio Peer Group. The Board also considered that the Redwood MV Portfolio’s performance over the three-year period suggested a consistent focus and process with respect to downside risk volatility. The Board concluded that the Redwood MV Portfolio’s performance was satisfactory and that it was meeting investment objectives.

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

Fees and Expenses.

As to the costs of services provided by Redwood, with respect to the Redwood MV Portfolio, among other expense data, the Board considered a comparison of the Redwood MV Portfolio’s advisory fee and net operating expense ratio to those of the funds in the Redwood MV Portfolio Peer Group as set forth in the report provided by Broadridge. The Board considered that the Redwood MV Portfolio’s advisory fee was above the Redwood MV Portfolio Peer Group median and that the Redwood MV Portfolio’s total net operating expenses were below the median of the Redwood MV Portfolio Peer Group. The Board also noted that, while it found the data provided by Broadridge generally useful, the Board took into account Redwood’s discussion of the Broadridge report and Redwood MV Portfolio’s expenses, and also considered the level of Redwood MV Portfolio’s net operating expenses as contained in Redwood MV Portfolio’s most recent prospectus. The Board considered the Redwood MV Portfolio’s expense ratio, noting that Redwood had agreed to limit the Redwood MV Portfolio’s net annual operating expenses to 1.49% and 1.99% (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the average net assets of Class I and Class N shares of the Redwood MV Portfolio, respectively.

In considering the level of the advisory fee with respect to the Redwood MV Portfolio, the Board also took into account the cost of other accounts managed by Redwood, if any, that used a similar investment strategy, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Based on the factors above, the Board concluded that the advisory fee of the Redwood MV Portfolio was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to the Redwood MV Portfolio. The Board reviewed a profitability analysis prepared by Redwood based on current asset levels of the Redwood MV Portfolio, and considered the total profits of Redwood from its relationship with the Redwood MV Portfolio. The Board noted the direct and indirect costs of operating the Redwood MV Portfolio and that Redwood continued to reimburse operating expenses of the Redwood MV Portfolio. The Board concluded that Redwood’s profitability from its relationship with the Redwood MV Portfolio was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Redwood MV Portfolio as the Redwood MV Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fees did not currently have breakpoints. The Board considered Redwood’s discussion of the Redwood MV Portfolio’s advisory fee structure. The Board also noted that the Adviser was currently reimbursing expenses related to the the Redwood MV Portfolio. The Board considered the profitability analysis included in the Board Materials, and noted that, while expenses of managing the Redwood MV Portfolio as a percentage of assets under management are expected to decrease as the Redwood MV Portfolio’s assets continue to grow, at current asset levels, economies of scale had not yet been reached. The Board noted that it would

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

revisit whether economies of scale should be taken into account in the future.

Other Benefits. The Board also considered the character and amount of any other direct and incidental benefits to be received by Redwood from its association with the Redwood MV Portfolio. The Board considered that Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Redwood MV Portfolio.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Redwood MV Portfolio and its respective shareholders. In considering the Advisory Agreement renewal, the Board did not identify any one factor as all important and each Independent Trustee may have considered different factors as more important.

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Tacticle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	8	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	8	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of December 31, 2019.

**	As of December 31, 2019, the Trust was comprised of 22 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services.

12/31/19 – Two Roads v1

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since February 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (April 2017 to February 2020); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney (September 2012 – March 2016).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011-present)	N/A	N/A

*	Information is as of December 31, 2019.

**	As of December 31, 2019, the Trust was comprised of 22 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

12/31/19 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-Q and Form N-PORT are available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N. Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)ii

The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Gersten is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2019 2018	2017
Redwood Managed Volatility Portfolio	$15,750 $15,000	$15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2019 2018	2017
Redwood Managed Volatility Portfolio	$2,900 $2,800	$2,600

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended December 31, 2019.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended December 31, 2019 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
President,
Date: March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
President
Date: March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer
Date: March 4, 2020